FEDERATED INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, N.E.
Washington, DC  20549

RE:                 FEDERATED INSURANCE SERIES (the “Trust”)
Federated Capital Appreciation Fund II
Primary Shares
Service Shares
Federated Capital Income Fund II
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
Primary Shares
Service Shares
Federated Kaufmann Fund II
Primary Shares
Service Shares
Federated Prime Money Fund II
Federated Quality Bond Fund II
Primary Shares
Service Shares
1933 Act File No. 33-69268
1940 Act File No. 811-8042

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated April 30, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 55 on April 27, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-2614.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary